Additional Information - Condensed Financial Statements of the Company - Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 25,311	¥ 174,024		¥ 362,862	¥ 202,694
Term Deposits and Short Term Investments	132,731	912,594		737,657
Amounts due from related parties	13,269	91,228		187,214
Prepayments and other current assets	12,938	88,963		57,458
Convertible loans due from a related party				102,631
Total current assets	293,879	2,020,570		2,243,266
Non-current assets:
Available-for-sale debt investments	285,285	1,961,474		1,196,330
Total non-current assets	379,631	2,610,149		1,355,842
Total assets	673,510	4,630,719		3,599,108
Current liabilities:
Short-term bank loans	38,930	267,665		330,000
Amounts due to related parties	3,668	25,218		14,140
Accrued expenses and other current liabilities	33,063	227,328		173,253
Total current liabilities	156,100	1,073,267		1,071,931
Non-current liabilities
Deferred tax liabilities	20,502	140,960		1,312
Total non-current liabilities	24,303	167,091		26,026
Total liabilities	180,403	1,240,358		1,097,957
Shareholders' equity:
Additional paid-in capital	233,378	1,604,588		1,587,575
Statutory reserves	12,744	87,620		81,237
Retained earnings	23,215	159,621		229,250
Accumulated other comprehensive income	172,840	1,188,358		570,244
Total shareholders' equity	493,107	3,390,361		2,501,151	2,162,428	¥ 1,804,686
Total liabilities and shareholders' equity	673,510	4,630,719		3,599,108
Class A ordinary shares
Shareholders' equity:
Ordinary shares	2,543	17,487		17,180
Class B ordinary shares
Shareholders' equity:
Ordinary shares	3,207	22,053		22,053
Parent Company
Current assets:
Cash and cash equivalents	3,807	26,175	$ 5,993	41,208	¥ 32,731	¥ 14,022
Term Deposits and Short Term Investments	13,476	92,653
Amounts due from related parties	1,458	10,022		8,702
Amounts due from subsidiaries and VIEs	32,699	224,822		215,018
Prepayments and other current assets	219	1,509		920
Convertible loans due from a related party				102,631
Total current assets	51,659	355,181		368,479
Non-current assets:
Investments using equity accounting	182,372	1,253,899		1,314,191
Available-for-sale debt investments	284,994	1,959,474		1,196,330
Total non-current assets	467,366	3,213,373		2,510,521
Total assets	519,025	3,568,554		2,879,000
Current liabilities:
Short-term bank loans	38,930	267,665
Amounts due to related parties	41	284
Amounts due to subsidiaries and VIEs	12,689	87,243		369,955
Accrued expenses and other current liabilities	200	1,363		1,506
Total current liabilities	51,860	356,555		371,461
Non-current liabilities
Deferred tax liabilities	19,238	132,272
Total non-current liabilities	19,238	132,272
Total liabilities	71,098	488,827		371,461
Shareholders' equity:
Additional paid-in capital	233,378	1,604,588		1,587,575
Statutory reserves	12,744	87,620		81,237
Retained earnings	23,215	159,621		229,250
Accumulated other comprehensive income	172,840	1,188,358		570,244
Total shareholders' equity	447,927	3,079,727		2,507,539
Total liabilities and shareholders' equity	519,025	3,568,554		2,879,000
Parent Company | Class A ordinary shares
Shareholders' equity:
Ordinary shares	2,543	17,487		17,180
Parent Company | Class B ordinary shares
Shareholders' equity:
Ordinary shares	$ 3,207	¥ 22,053		¥ 22,053